Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Examination [Line Items]
inIncome before income (loss) taxes	$ (694)	$ 2,072	$ 761
Hong Kong [Member]
Income Tax Examination [Line Items]
inIncome before income (loss) taxes	(850)	955	513
China [Member]
Income Tax Examination [Line Items]
inIncome before income (loss) taxes	398	1,060	248
Myanmar [Member]
Income Tax Examination [Line Items]
inIncome before income (loss) taxes	$ (242)	$ 57